Subsequent Events (Details Narrative) - USD ($)									3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 09, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 08, 2021	Apr. 12, 2021	Feb. 25, 2021	Feb. 15, 2021	Jan. 08, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 08, 2021	Sep. 03, 2021	Aug. 08, 2021	Jul. 12, 2021	Jun. 12, 2021	May 12, 2021
Subsequent Event [Line Items]
Common stock par value									$ 0.000001				$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock par value									$ 0.000001				$ 0.000001		$ 0.000001	$ 0.000001
Warrants granted													375,000			131,250
Stock issued during period, value										$ 50,000		$ 275,000			$ 275,000
Proceeds from issuance of common stock													$ 50,000	$ 275,000	275,000	$ 10,500,000
Cashless exercise of stock options									$ 71,700	15,400	$ 35,000
Proceeds from stock options exercised											$ 15,450
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, value												$ 3			$ 3
Number of shares issued during period										100,000		2,553,571			2,553,571
Cashless exercise of stock options
FirstFire Settlement [Member]
Subsequent Event [Line Items]
Shares price							$ 0.066667
Stock issued during period, shares							150,000
Stock issued during period, value							$ 10,000
Board of Director [Member]
Subsequent Event [Line Items]
Shares price									$ 0.50				$ 0.50
Stock issued during period, value													$ 50,000
Number of shares issued during period											100,000		1,000,000
Proceeds from issuance of common stock											$ 50,000				$ 25,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of shares issued during period											960,550
Cashless exercise of stock options											$ 1,000,000
Executive Chairman [Member]
Subsequent Event [Line Items]
Number of shares issued during period											825,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt face value								$ 500,000
Interest rate								6.00%
Debt instrument maturity date								Jan. 06, 2022
Converted instrument, shares issued						1,000,000
Shares price								$ 0.50
Subsequent Event [Member] | Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock																		187,500
Subsequent Event [Member] | Term Loan Agreement [Member] | EICF [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock	1,500,000	1,500,000
Interest rate	10.00%	10.00%
Common stock par value	$ 0.000001	$ 0.000001
Warrants exercise price per share	$ 2.10	$ 2.10
Vesting of stock	450,000
Subsequent Event [Member] | Term Loan Agreement [Member] | EICF [Member] | Term Loans [Member]
Subsequent Event [Line Items]
Debt face value	$ 15,000,000.0	$ 15,000,000.0
Subsequent Event [Member] | Term Loan Agreement [Member] | EICF [Member] | Closing Date Term Loan [Member]
Subsequent Event [Line Items]
Debt face value	7,500,000	7,500,000
Subsequent Event [Member] | Term Loan Agreement [Member] | EICF [Member] | Delayed Draw Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt face value	$ 7,500,000	$ 7,500,000
Subsequent Event [Member] | Exchange Agreement [Member]
Subsequent Event [Line Items]
Interest rate			12.50%	12.50%
Warrants exercise price per share			$ 3.00	$ 3.00
Debt instrument maturity date			Jan. 12, 2022
Warrants granted			93,750
Warrant term			5 years	5 years
Common stock conversion price per share			$ 3.00
Preferred stock, redemption price per share			$ 10.00	$ 10.00
Preferred stock, convertible terms			If at any time while the Preferred Stock is outstanding, the Company completes any single public offering or private placement of its equity, equity-linked or debt securities (each, a “Future Transaction”), the holders of the Preferred Stock may, in their sole discretion, elect to apply all, or any portion, of the then outstanding Preferred Stock and any accrued but unpaid dividends, as purchase consideration for such Future Transaction. The conversion price applicable to such conversion shall equal seventy percent (70%) of the cash purchase price paid per share, unit or other security denomination for the securities of the Company issued to other investors in the Future Transaction.
Subsequent Event [Member] | Exchange Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Proceeds from financing			$ 10,000,000
Subsequent Event [Member] | Exchange Agreement [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Converted instrument, shares issued			230,375
Preferred stock par value			$ 0.000001	0.000001
Subsequent Event [Member] | Exchange Agreement [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Warrants exercise price per share			3.00	$ 3.00
Proceeds from issuance of common stock				$ 10,000,000
Conversion price			$ 10.00	$ 10.00
Warrant granting, right to purchase common stock			93,750	93,750
Convertible preferred stock, shares issued upon conversion			230,375	230,375
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock					187,500
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock					93,750												93,750		93,750	93,750	93,750	93,750
Warrants exercise price per share					$ 3.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt face value					$ 2,250,000
Interest rate					10.00%
Debt instrument maturity date					Jan. 12, 2022
Conversion of Stock, Description					as of that same date, of a 12.5% original issue discount convertible promissory note and a Common Stock purchase warrant.
Debt Instrument, Unamortized Discount					$ 250,000
Conversion price					$ 3.00
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Secured Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt instrument maturity date		Jul. 09, 2026
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Secured Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Interest rate	10.00%	10.00%
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Secured Term Loan Facility [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants exercise price per share	$ 2.10	$ 2.10
Warrant granting, right to purchase common stock	1,500,000	1,500,000
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Secured Term Loan Facility [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt face value	$ 15,000,000.0	$ 15,000,000.0
Interest rate	2.00%	2.00%
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Funded Upon Closing [Member]
Subsequent Event [Line Items]
Debt face value	$ 7,500,000	$ 7,500,000
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Additional Borrowings Under Delayed Draw Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt face value	$ 7,500,000	$ 7,500,000